Quarterly Holdings Report
for
Fidelity® Large Cap Core Enhanced Index Fund
May 31, 2023
CEI-NPRT3-0723
1.850082.116
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Entertainment - 0.4%
Activision Blizzard, Inc.	12,777	1,024,715
Electronic Arts, Inc.	49,624	6,351,872
		7,376,587
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	306,584	37,669,976
Class C (a)	345,825	42,664,430
Meta Platforms, Inc. Class A (a)	152,206	40,291,972
		120,626,378
Media - 1.2%
Charter Communications, Inc. Class A (a)	14,913	4,863,875
Comcast Corp. Class A	436,982	17,195,242
		22,059,117
TOTAL COMMUNICATION SERVICES		150,062,082
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 1.4%
General Motors Co.	91,391	2,961,982
Tesla, Inc. (a)	110,117	22,456,160
		25,418,142
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	523,390	63,110,366
eBay, Inc.	183,240	7,795,030
Etsy, Inc. (a)	9,026	731,557
Macy's, Inc.	153,861	2,090,971
		73,727,924
Distributors - 0.2%
Genuine Parts Co.	26,203	3,902,413
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	71,415	7,839,225
Booking Holdings, Inc. (a)	3,207	8,045,625
McDonald's Corp.	41,710	11,891,938
MGM Resorts International	73,623	2,892,648
Starbucks Corp.	143,776	14,038,289
Yum! Brands, Inc.	34,708	4,466,573
		49,174,298
Household Durables - 0.7%
NVR, Inc. (a)	1,248	6,931,667
Toll Brothers, Inc.	48,277	3,268,353
TopBuild Corp. (a)	13,495	2,721,402
		12,921,422
Specialty Retail - 2.0%
Bath & Body Works, Inc.	10,246	361,069
Lowe's Companies, Inc.	32,512	6,539,139
Murphy U.S.A., Inc.	2,428	671,148
O'Reilly Automotive, Inc. (a)	7,629	6,891,352
The Home Depot, Inc.	26,752	7,582,854
TJX Companies, Inc.	151,084	11,601,740
Ulta Beauty, Inc. (a)	10,398	4,261,412
		37,908,714
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	20,080	2,254,582
NIKE, Inc. Class B	79,199	8,336,487
		10,591,069
TOTAL CONSUMER DISCRETIONARY		213,643,982
CONSUMER STAPLES - 5.2%
Beverages - 1.7%
PepsiCo, Inc.	57,274	10,443,914
The Coca-Cola Co.	345,981	20,641,226
		31,085,140
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp.	4,513	2,308,670
Walmart, Inc.	9,755	1,432,717
		3,741,387
Food Products - 1.6%
Archer Daniels Midland Co.	101,144	7,145,824
Mondelez International, Inc.	174,427	12,804,686
The Kraft Heinz Co.	255,287	9,757,069
		29,707,579
Household Products - 1.7%
Church & Dwight Co., Inc.	14,804	1,368,630
Colgate-Palmolive Co.	119,966	8,923,071
Procter & Gamble Co.	150,361	21,426,443
		31,718,144
TOTAL CONSUMER STAPLES		96,252,250
ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Weatherford International PLC (a)	1,568	88,498
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	9,997	1,397,281
Chevron Corp.	144,397	21,749,076
ConocoPhillips Co.	106,013	10,527,091
EOG Resources, Inc.	111,240	11,934,940
Exxon Mobil Corp.	176,646	18,049,688
Occidental Petroleum Corp.	35,198	2,029,517
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	325,402
Pioneer Natural Resources Co.	3,293	656,756
Scorpio Tankers, Inc.	9,736	445,617
Targa Resources Corp.	24,607	1,674,506
		68,789,874
TOTAL ENERGY		68,878,372
FINANCIALS - 11.6%
Banks - 2.4%
Bank of America Corp.	409,378	11,376,615
Citizens Financial Group, Inc.	11,862	305,802
Columbia Banking Systems, Inc.	4,779	95,723
East West Bancorp, Inc.	5,029	240,638
Fifth Third Bancorp	92,699	2,249,805
JPMorgan Chase & Co.	140,658	19,088,697
PNC Financial Services Group, Inc.	17,303	2,004,206
U.S. Bancorp	325,284	9,725,992
		45,087,478
Capital Markets - 1.9%
Bank of New York Mellon Corp.	34,764	1,397,513
Charles Schwab Corp.	102,250	5,387,553
CME Group, Inc.	67,074	11,989,478
Goldman Sachs Group, Inc.	12,644	4,095,392
LPL Financial	27,569	5,369,890
NASDAQ, Inc.	100,882	5,583,819
Stifel Financial Corp.	19,073	1,059,887
		34,883,532
Consumer Finance - 0.8%
American Express Co.	66,504	10,544,874
Discover Financial Services	1,611	165,514
Synchrony Financial	142,426	4,409,509
		15,119,897
Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	120,960	38,837,837
Fidelity National Information Services, Inc.	197,506	10,777,902
MasterCard, Inc. Class A	66,593	24,307,777
PayPal Holdings, Inc. (a)	170,089	10,543,817
Visa, Inc. Class A	43,362	9,584,303
		94,051,636
Insurance - 1.4%
Hartford Financial Services Group, Inc.	120,825	8,278,929
Kinsale Capital Group, Inc.	746	226,023
Progressive Corp.	74,332	9,507,806
The Travelers Companies, Inc.	14,393	2,435,871
Unum Group	75,698	3,289,078
W.R. Berkley Corp.	47,739	2,658,108
		26,395,815
TOTAL FINANCIALS		215,538,358
HEALTH CARE - 14.3%
Biotechnology - 2.3%
AbbVie, Inc.	34,949	4,821,564
Amgen, Inc.	32,345	7,136,924
Exelixis, Inc. (a)	351,498	6,776,881
Gilead Sciences, Inc.	176,512	13,580,833
Incyte Corp. (a)	40,255	2,477,695
Sarepta Therapeutics, Inc. (a)	1,242	153,511
United Therapeutics Corp. (a)	26,710	5,602,155
Vir Biotechnology, Inc. (a)	73,059	1,948,484
		42,498,047
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	164,778	16,807,356
Align Technology, Inc. (a)	1,941	548,643
Becton, Dickinson & Co.	3,434	830,204
Lantheus Holdings, Inc. (a)	31,608	2,736,937
Zimmer Biomet Holdings, Inc.	81,516	10,380,247
Zimvie, Inc. (a)	18,157	181,207
		31,484,594
Health Care Providers & Services - 4.9%
Centene Corp. (a)	158,037	9,863,089
Cigna Group	45,816	11,335,337
CVS Health Corp.	199,443	13,568,107
Elevance Health, Inc.	31,335	14,032,440
Humana, Inc.	7,977	4,003,417
McKesson Corp.	12,700	4,963,668
UnitedHealth Group, Inc.	67,163	32,724,500
		90,490,558
Life Sciences Tools & Services - 0.5%
Danaher Corp.	22,605	5,190,560
Syneos Health, Inc. (a)	10,184	423,654
Thermo Fisher Scientific, Inc.	7,155	3,638,031
		9,252,245
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	239,849	15,455,870
Eli Lilly & Co.	19,371	8,319,070
Johnson & Johnson	192,730	29,884,714
Merck & Co., Inc.	152,510	16,838,629
Pfizer, Inc.	538,319	20,466,888
		90,965,171
TOTAL HEALTH CARE		264,690,615
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.7%
L3Harris Technologies, Inc.	42,041	7,395,853
Lockheed Martin Corp.	31,754	14,099,094
Parsons Corp. (a)	24,407	1,090,749
Raytheon Technologies Corp.	23,087	2,127,236
Textron, Inc.	103,674	6,414,310
		31,127,242
Building Products - 0.1%
Allegion PLC	8,351	874,684
Trane Technologies PLC	5,284	862,507
		1,737,191
Commercial Services & Supplies - 1.4%
Cintas Corp.	24,025	11,343,164
Republic Services, Inc.	77,248	10,940,634
Waste Management, Inc.	22,644	3,666,516
		25,950,314
Construction & Engineering - 0.4%
AECOM	98,036	7,651,710
Electrical Equipment - 1.3%
AMETEK, Inc.	74,577	10,818,885
Emerson Electric Co.	144,553	11,228,877
nVent Electric PLC	54,961	2,384,208
		24,431,970
Ground Transportation - 2.0%
CSX Corp.	405,619	12,440,335
Norfolk Southern Corp.	24,636	5,128,722
Uber Technologies, Inc. (a)	100,354	3,806,427
Union Pacific Corp.	77,901	14,997,501
		36,372,985
Industrial Conglomerates - 0.3%
3M Co.	62,752	5,855,389
Machinery - 1.2%
AGCO Corp.	19,937	2,198,652
Allison Transmission Holdings, Inc.	54,527	2,579,127
Caterpillar, Inc.	51,371	10,569,583
Otis Worldwide Corp.	1,653	131,430
PACCAR, Inc.	92,389	6,354,515
		21,833,307
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	25,879	382,492
Professional Services - 0.2%
Automatic Data Processing, Inc.	3,512	733,973
Leidos Holdings, Inc.	42,741	3,336,362
		4,070,335
Trading Companies & Distributors - 0.5%
Fastenal Co.	142,098	7,651,977
W.W. Grainger, Inc.	1,798	1,166,938
		8,818,915
TOTAL INDUSTRIALS		168,231,850
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	408,592	20,294,765
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies, Inc. (a)	1,594	257,909
Vontier Corp.	52,047	1,542,673
		1,800,582
IT Services - 1.1%
Accenture PLC Class A	360	110,131
Gartner, Inc. (a)	16,525	5,665,762
GoDaddy, Inc. (a)	94,865	6,961,194
VeriSign, Inc. (a)	25,376	5,666,968
Wix.com Ltd. (a)	26,191	1,996,278
		20,400,333
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	8,724	1,031,264
Broadcom, Inc.	33,681	27,212,901
Enphase Energy, Inc. (a)	9,096	1,581,612
Intel Corp.	489,693	15,395,948
Lattice Semiconductor Corp. (a)	7,736	629,014
Microchip Technology, Inc.	30,274	2,278,421
NVIDIA Corp.	130,848	49,505,032
NXP Semiconductors NV	67,198	12,035,162
Qualcomm, Inc.	143,566	16,281,820
		125,951,174
Software - 11.6%
Adobe, Inc. (a)	47,422	19,812,437
AppLovin Corp. (a)	584	14,606
Dropbox, Inc. Class A (a)	384,581	8,853,055
Microsoft Corp.	412,861	135,579,424
New Relic, Inc. (a)	13,119	924,234
Palo Alto Networks, Inc. (a)	47,081	10,046,615
RingCentral, Inc. (a)	141,638	4,914,839
Salesforce, Inc. (a)	31,903	7,126,492
Synopsys, Inc. (a)	29,199	13,284,377
Teradata Corp. (a)	99,307	4,653,526
Workday, Inc. Class A (a)	45,971	9,745,392
Zoom Video Communications, Inc. Class A (a)	11,779	790,724
		215,745,721
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	819,814	145,312,031
NetApp, Inc.	50,166	3,328,514
Pure Storage, Inc. Class A (a)	186,137	5,358,884
		153,999,429
TOTAL INFORMATION TECHNOLOGY		538,192,004
MATERIALS - 1.8%
Chemicals - 1.1%
CF Industries Holdings, Inc.	127,026	7,813,369
Corteva, Inc.	62,291	3,331,946
Ecolab, Inc.	5,718	943,756
Linde PLC	15,434	5,458,388
The Chemours Co. LLC	25,498	675,442
Westlake Corp.	23,227	2,414,447
		20,637,348
Containers & Packaging - 0.2%
Sealed Air Corp.	77,861	2,947,039
Metals & Mining - 0.5%
Nucor Corp.	75,201	9,931,044
TOTAL MATERIALS		33,515,431
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	5,149	949,682
Crown Castle International Corp.	57,716	6,534,028
Highwoods Properties, Inc. (SBI)	8,400	173,712
Invitation Homes, Inc.	58,314	1,975,678
National Storage Affiliates Trust	24,583	899,984
Public Storage	35,380	10,023,154
Ryman Hospitality Properties, Inc.	29,344	2,691,725
SBA Communications Corp. Class A	13,030	2,889,793
Simon Property Group, Inc.	94,720	9,959,808
		36,097,564
UTILITIES - 0.7%
Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc.	108,769	3,905,895
NextEra Energy, Inc.	21,881	1,607,378
Xcel Energy, Inc.	124,293	8,115,090
		13,628,363
TOTAL COMMON STOCKS (Cost $1,377,729,113)		1,798,730,871

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $55,242,081)	55,231,035	55,242,081

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,432,971,194)	1,853,972,952
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	2,085,325
NET ASSETS - 100.0%	1,856,058,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	254	Jun 2023	53,219,350	1,356,210	1,356,210

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $2,934,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	91,438,262	244,727,412	280,923,593	593,359	35	(35)	55,242,081	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	-	33,092,838	33,092,838	1,997	-	-	-	0.0%
Total	91,438,262	277,820,250	314,016,431	595,356	35	(35)	55,242,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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